Investments - Scheduled maturities of available for sale fixed maturities (Details) - Fixed maturities $ in Millions	Dec. 31, 2016 USD ($)
Amortized Cost Basis, Fiscal Year Maturity [Abstract]
One year or less	$ 615
After one year through five years	3,952
After five years through ten years	10,922
After ten years	3,612
Fixed maturities amortized cost, Subtotal	19,101
ABS (average life of approximately 5 years)	4,517
MBS (average life of approximately 4.5 years)	3,692
Amortized Cost	27,310
Fair Value, Fiscal Year Maturity [Abstract]
One year or less	626
After one year through five years	4,185
After five years through ten years	11,088
After ten years	3,656
Fixed maturities fair value, Subtotal	19,555
ABS (average life of approximately 5 years)	4,519
MBS (average life of approximately 4.5 years)	3,946
Fair Value	$ 28,020
Fair Value Percent, Fiscal Year Maturity [Abstract]
One year or less	2.00%
After one year through five years	15.00%
After five years through ten years	40.00%
After ten years	13.00%
Fixed maturities fair value, Subtotal, Percent	70.00%
ABS (average life of approximately 5 years)	16.00%
MBS (average life of approximately 4.5 years)	14.00%
Fair value, Total, Percent	100.00%